GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Amortization expense associated with the intangible assets
Recorded amortization	$ 3,106	$ 8,804	$ 9,011
Projected annual amortization
2015		8,365
2016		7,516
2017		7,400
2018		7,131
2019		6,187
Predecessor
Amortization expense associated with the intangible assets
Recorded amortization				$ 5,016